Income Taxes - Reconciliations of Income Tax Rates and Actual Tax Charge (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net loss before income taxes	$ (123,504)	$ (38,023)	$ (516,840)
Net loss not subject to taxes	(91,925)	(104,465)	(297,688)
Net (loss) income subject to taxes	(31,579)	66,442	(219,152)
At applicable statutory tax rates	(4,352)	15,177	(51,471)
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	25,177	4,639	64,164
Other	4,657	(92)	(461)
Tax expense related to the year	$ 25,482	$ 19,724	$ 12,232